Consolidated balance sheet - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023 [2]
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 8,565	$ 20,816
Interest-bearing deposits with banks		39,499	34,902
Securities (Note 4)		254,345	211,348
Cash collateral on securities borrowed		17,028	14,651
Securities purchased under resale agreements		83,721	80,184
Loans (Note 5)
Residential mortgages		280,672	274,244
Personal		46,681	45,587
Credit card		20,551	18,538
Business and government		214,299	194,870
Allowance for credit losses		(3,917)	(3,902)
Total loans		558,286	529,337
Other
Derivative instruments (Note 12)		36,435	33,243
Customers' liability under acceptances		6	10,816
Property and equipment (Note 7)		3,359	3,251
Goodwill (Note 8)		5,443	5,425
Software and other intangible assets (Note 8)		2,830	2,742
Investments in equity-accounted associates and joint ventures (Note 24)		785	669
Deferred tax assets (Note 18)		821	647
Other assets (Note 9)		30,862	27,659
Other miscellaneous assets		80,541	84,452
Total assets		1,041,985	975,690
Deposits (Note 10)
Personal		252,894	239,035
Business and government		435,499	412,561
Bank		20,009	22,296
Secured borrowings		56,455	49,484
Deposits		764,857	723,376
Obligations related to securities sold short		21,642	18,666
Cash collateral on securities lent		7,997	8,081
Obligations related to securities sold under repurchase agreements		110,153	87,118
Other
Derivative instruments (Note 12)		40,654	41,290
Acceptances		6	10,820
Deferred tax liabilities (Note 18)		49	40
Other liabilities (Note 11)		30,155	26,653
Other miscellaneous liabilities		70,864	78,803
Subordinated indebtedness (Note 14)		7,465	6,483
Equity
Contributed surplus		159	109
Retained earnings		33,471	30,352
Accumulated other comprehensive income (AOCI)		3,148	1,463
Total shareholders' equity		58,735	52,931
Non-controlling interests		272	232
Total equity		59,007	53,163
Total liabilities and equities		1,041,985	975,690
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 15)		4,946	4,925
Total equity		4,946	4,925
Common shares [member]
Equity
Issued shares (Note 15)		17,011	16,082
Total equity		$ 17,011	$ 16,082

[1]	Includes restricted cash of $466 million (2023: $491 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.